Deferred tax credits	12 Months Ended
Dec. 31, 2025
Deferred tax credits
Deferred tax credits	Note 14.Deferred tax credits Our deferred tax credits balance relates to Swiss withholding tax deducted on interest income, which is recoverable after the end of each tax year.